Note 47 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Number Of Shares (Details)	6 Months Ended
Jun. 30, 2019 shares
Tomas Alfaro Drake
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,138
Number Of Outstanding Share Options	93,587
Jose Miguel Andres Torrecillas
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	19,095
Number Of Outstanding Share Options	55,660
Jaime Felix Caruana Lacorte
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	9,320
Number Of Outstanding Share Options	9,320
Belen Garijo Lopez
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	12,887
Number Of Outstanding Share Options	47,528
Sunir Kumar Kapoor
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	6,750
Number Of Outstanding Share Options	15,726
Carlos Loring Martinez de Irujo
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	17,515
Number Of Outstanding Share Options	116,391
Lourdes Maiz Carro
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	11,160
Number Of Outstanding Share Options	34,320
Jose Maldonado Ramos
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	15,328
Number Of Outstanding Share Options	94,323
Ana Peralta Moreno
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	5,624
Number Of Outstanding Share Options	5,624
Juan Pi Llorens
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	17,970
Number Of Outstanding Share Options	72,141
Susana Rodriguez Vidarte
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	17,431
Number Of Outstanding Share Options	122,414
Jan Verplancke
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	5,203
Number Of Outstanding Share Options	5,203
Total remuneration for non executive directors
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	148,421
Number Of Outstanding Share Options	672,237